Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222751
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%	1.65%
Without Sales Load [Member] | C000222750
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	1.87%
Without Sales Load [Member] | C000222752
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%	1.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(2.96%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(2.96%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(2.96%)
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	2.46%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	2.46%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	2.46%